BORROWINGS (Details 2) (RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Bank loans
Total bank loans and other debt	176,519	116,356
Less: current portion	(19,435)	(7,564)
Total bank loans and other debt, long-term	157,084	108,792
Borrowing costs and interest capitalized
Capitalized interest cost	1,460	1,942	1,792
Interest expense, net of amounts capitalized and amortization of debt issuance costs	15,808	14,714	16,721
USD-Denominated Bank Loans
Bank loans
Total bank loans and other debt	43,240	31,022
USD-Denominated, Calyon, ING Bank N.V, Nordea Bank AB, Raiffeisen Zentralbank Osterreich AG, which will mature during in 2015-2020
Bank loans
Total bank loans and other debt	37,901	26,132
Interest rate, base rate	LIBOR
Interest rate added to base rate (as a percent)	1.15%
Interest rate (as a percent)	1.51%
USD-Denominated, Skandinavska Enskilda Banken AB, which will mature during in 2015-2017
Bank loans
Total bank loans and other debt	5,175	4,238
Interest rate, base rate	LIBOR
Effective interest rate, minimum (as a percent)	(0.59%)
Effective interest rate, maximum (as a percent)	2.16%
USD-Denominated, Skandinavska Enskilda Banken AB, which will mature during in 2015-2017 | Minimum
Bank loans
Interest rate added to base rate (as a percent)	0.23%
USD-Denominated, Skandinavska Enskilda Banken AB, which will mature during in 2015-2017 | Maximum
Bank loans
Interest rate added to base rate (as a percent)	1.80%
USD-Denominated, HSBC Bank plc and ING BHF Bank AG, which will mature during 2015
Bank loans
Total bank loans and other debt		394
Interest rate, base rate	LIBOR
Interest rate added to base rate (as a percent)	0.30%
Interest rate (as a percent)	0.66%
USD-Denominated, Other maturing in 2015
Bank loans
Total bank loans and other debt	164	258
Interest rate, base rate	-
Effective interest rate, maximum (as a percent)	15.00%
EUR-Denominated Bank Loans
Bank loans
Total bank loans and other debt	2,849	4,831
EUR-Denominated, Bank of China, which will mature during 2015
Bank loans
Total bank loans and other debt		2,435
Interest rate, base rate	EURIBOR
Interest rate added to base rate (as a percent)	1.95%
Interest rate (as a percent)	2.12%
EUR-Denominated, Credit Agricole Corporate Bank and BNP Paribas, which will mature during 2015-2018
Bank loans
Total bank loans and other debt	1,893	1,557
Interest rate, base rate	EURIBOR
Interest rate added to base rate (as a percent)	1.65%
Interest rate (as a percent)	1.82%
EUR-Denominated, LBBW, which will mature during 2015-2017
Bank loans
Total bank loans and other debt	956	839
Interest rate, base rate	EURIBOR
Interest rate added to base rate (as a percent)	1.52%
Interest rate (as a percent)	1.69%
RUB-Denominated Bank Loans
Bank loans
Total bank loans and other debt	129,437	80,395
Non-revolving credit line facilities, Sberbank maturing in 2015 - 2021
Bank loans
Total bank loans and other debt	125,000	80,000
Effective interest rate, minimum (as a percent)	8.45%
Effective interest rate, maximum (as a percent)	12.05%
RUB 50 billion non-revolving credit line facilities, Sberbank maturing during 2018-2021
Bank loans
Interest rate added to base rate (as a percent)	16.00%
RUB-Denominated, Notes in REPO
Bank loans
Total bank loans and other debt	3,425
Effective interest rate, minimum (as a percent)	19.36%
RUB-Denominated, SMM
Bank loans
Total bank loans and other debt	556
Effective interest rate, minimum (as a percent)	0.00%
Effective interest rate, maximum (as a percent)	15.00%
RUB-Denominated, Other, which will mature during 2015-2023
Bank loans
Total bank loans and other debt	456	395
Interest rate, base rate	Various
AMD-Denominated Bank Loans
Bank loans
Total bank loans and other debt	176	108
AMD-Denominated ASHIB
Bank loans
Total bank loans and other debt	176	108
Interest rate added to base rate (as a percent)	13.00%
UZS-Denominated Bank Loans
Bank loans
Total bank loans and other debt	817
UZS-Denominated, Aloqabank
Bank loans
Total bank loans and other debt	759
Interest rate added to base rate (as a percent)	12.00%
UZS-Denominated, Uzbektelecom
Bank loans
Total bank loans and other debt	58
Interest rate added to base rate (as a percent)	10.00%